                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-6580

                      (Investment Company Act File Number)

                                SouthTrust Funds
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                            John D. Johnson, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 4/30/05

               Date of Reporting Period: Six months ended 10/31/04

Item 1.     Reports to Stockholders

SEMI—ANNUAL REPORT OCTOBER 31, 2004

[LOGO OF SOUTHTRUSTFUNDS]

SouthTrust U.S. Treasury Money Market Fund

SouthTrust Income Fund

SouthTrust Bond Fund

SouthTrust Alabama Tax-Free Income Fund

SouthTrust Value Fund

SouthTrust Growth Fund

Semi-Annual Report

1

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2004 to October 31, 2004.

Actual Expenses

For each Fund, the first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

For each Fund, the second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included your costs would have been higher.

Semi-Annual Report

SHAREHOLDER EXPENSE EXAMPLE

(Continued)

	Beginning Account Value 5/1/2004	Ending Account Value 10/31/2004	Expenses Paid During Period(1)
SouthTrust U.S. Treasury Money Market Fund
Actual	$1,000	$1,003.60	$2.83
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.38	$2.85
SouthTrust Income Fund
Actual	$1,000	$1,014.20	$3.45
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.78	$3.47
SouthTrust Bond Fund
Actual	$1,000	$1,031.60	$4.56
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.72	$4.53
SouthTrust Alabama Tax-Free Income Fund
Actual	$1,000	$1,032.70	$3.23
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.03	$3.21
SouthTrust Value Fund
Actual	$1,000	$1,047.40	$5.11
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.21	$5.04
SouthTrust Growth Fund
Actual	$1,000	$1,008.40	$5.77
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.46	$5.80

Semi-Annual Report

SHAREHOLDER EXPENSE EXAMPLE

(Concluded)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized expense ratios were as follows:

SouthTrust U.S. Treasury Money Market Fund	0.56%
SouthTrust Income Fund	0.68%
SouthTrust Bond Fund	0.89%
SouthTrust Alabama Tax-Free Income Fund	0.63%
SouthTrust Value Fund	0.99%
SouthTrust Growth Fund	1.14%

Semi-Annual Report

SOUTHTRUST U.S. TREASURY MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS SUMMARY TABLES

At October 31, 2004, the Fund’s portfolio composition1 was as follows:

Percentage of Total Investments[2]
U.S. Treasury Securities	29.3%
Repurchase Agreements	70.7%

TOTAL	100%

At October 31, 2004, the Fund’s effective maturity3 schedule was as follows:

Securities with an Effective Maturity of:	Percentage of Total Investments[2]
1-7 Days	70.7%
8-30 Days	12.6%
31-90 Days	12.5%
91-180 Days	4.2%
181 Days or more	0.0%

TOTAL	100%

(1)	See the Fund’s prospectus for a description of the principal types of securities in which the Fund invests.
(2)	Percentages are based on total investments, which may differ from total net assets used in computing the percentages in the Portfolio of Investments which follows.
(3)	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Semi-Annual Report

SOUTHTRUST U.S. TREASURY MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

October 31, 2004 (Unaudited)

Principal Amount			Value
U.S. TREASURY OBLIGATIONS—29.3%
		U.S. TREASURY BILLS—20.9%
$150,000,000	(1)	1.000%, 1/6/2005	$149,540,292
50,000,000	(1)	1.000%, 11/26/2004	49,947,569
50,000,000	(1)	1.000%, 2/3/2005	49,779,035

		TOTAL	249,266,896

		U.S. TREASURY NOTE—8.4%
100,000,000		2.000%, 11/30/2004	100,063,738

TOTAL U.S. TREASURY OBLIGATIONS			349,330,634

REPURCHASE AGREEMENTS—70.7%
100,000,000		Repurchase agreement with Bear Stearns Cos., Inc., 1.770%, dated 10/29/2004, to be repurchased at $100,014,750 on 11/1/2004, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2014, collateral market value of $102,001,232.	100,000,000
182,031,000		Repurchase agreement with Greenwich Capital Markets, Inc., 1.770%, dated 10/29/2004, to be repurchased at $182,057,850 on 11/1/2004, collateralized by U.S. Treasury Obligations with various maturities to 11/15/2022, collateral market value of $185,672,504	182,031,000
100,000,000		Repurchase agreement with Dresdner Bank, 1.770%, dated 10/29/2004, to be repurchased at $100,014,750 on 11/1/2004, collateralized by U.S. Treasury Obligations with various maturities to 9/30/2005, collateral market value of $102,004,634	100,000,000

Semi-Annual Report

SOUTHTRUST U.S. TREASURY MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

October 31, 2004 (Unaudited)

Principal Amount		Value
$155,000,000	Repurchase agreement with Lehman Brothers, Inc., 1.750%, dated 10/29/2004, to be repurchased at $155,022,604 on 11/1/2004, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2010, collateral market value of $158,099,757	$ 155,000,000
150,000,000	Repurchase agreement with Morgan Stanley & Co., Inc., 1.750%, dated 10/29/2004, to be repurchased at $150,021,875 on 11/1/2004, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2031, collateral market value of $150,006,154	150,000,000
155,000,000	Repurchase agreement with Warburg Securities, 1.780%, dated 10/29/2004, to be repurchased at $155,022,992 on 11/1/2004, collateralized by a U.S. Treasury Obligation with a maturity of 2/15/2014, collateral market value of $158,101,602	155,000,000

TOTAL REPURCHASE AGREEMENTS		842,031,000

TOTAL INVESTMENTS—100.0% (at amortized cost)(2)		1,191,361,634

OTHER ASSETS AND LIABILITIES—NET—0.0%		204,074

TOTAL NET ASSETS—100%		$1,191,565,708

(1)	Yield at date of purchase.
(2)	Also represents cost for federal tax purposes.
Note:	The categories of investments are shown as a percentage of total net assets at October 31, 2004.

See Notes which are an integral part of the Financial Statements

Semi-Annual Report

SOUTHTRUST INCOME FUND

PORTFOLIO OF INVESTMENTS SUMMARY TABLES

At October 31, 2004, the Fund’s credit quality ratings composition1 was as follows:

S&P Long-Term Ratings as Percentage of Investments[2]		Moody’s Long-Term Ratings as Percentage of Investments[2]
AAA	20.2%	Aaa	18.3%
AA	8.1%	Aa	11.7%
A	24.1%	A	24.6%
BBB	12.2%	Baa	9.0%
Not Rated by S&P	0.0%	Not Rated by Moody’s	1.0%
U.S. Treasury & Agency Securities	27.1%	U.S. Treasury & Agency Securities	27.1%
Cash Equivalents[3]	8.3%	Cash Equivalents[3]	8.3%

TOTAL	100%		100%

At October 31, 2004, the Fund’s sector classification4 was as follows:

Percentage of Total Investments[2]
Corporate Bonds	44.3%
Government Agencies	24.2%
U.S. Treasury Securities	16.1%
Cash Equivalents[3]	8.3%
Collateralized Mortgage Obligations	3.3%
Sovereign Bonds	2.4%
Asset Backed Securities	1.4%

TOTAL	100%

(1)	These tables depict the long-term credit-quality ratings assigned to the Fund’s portfolio holdings by Standard & Poor’s (S&P) and Moody’s Investors Service (Moody’s), each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated “A-” have been included in the “A” rated category. Holdings that are rated only by a different NRSRO than the ones identified have been included in the “Not rated by…” category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund’s Statement of Additional Information. These tables depict the long-term credit-quality ratings as assigned only by the NRSRO identified in each table. Of the portfolio’s total investments, there were no securities that did not have long term ratings by either of these NRSROs.
(2)	Percentages are based on total investments, which may differ from the Fund’s total net assets used in computing the percentages in the Portfolio of Investments which follows.
(3)	Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreements.
(4)	Portfolio securities have been assigned to the sector classifications and sub-classifications, if any, at the discretion of the Fund’s adviser.

Semi-Annual Report

SOUTHTRUST INCOME FUND

PORTFOLIO OF INVESTMENTS

October 31, 2004 (Unaudited)

Principal Amount			Value
ASSET-BACKED SECURITIES—1.4%
		ASSET BACKED NOTE—1.4%
$1,230,000		Ameriquest Mortgage Securities, Inc. 2003-AR1, Class M3, 4.9325%, 1/25/2033 (identified cost $1,248,450)	$1,248,403

COLLATERALIZED MORTGAGE OBLIGATIONS—3.3%
		FINANCE—3.3%
1,230,859		Government National Mortgage Association, Series 2003-111, Class VA, 5.50%, 3/16/2013	1,287,445
1,577,768		Structured Adjustable Rate Mortgage Loan Series 2004-9XS, Class A, 2.21%, 7/25/2034	1,577,084

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (identified cost $2,882,863)			2,864,529

CORPORATE BONDS—43.8%
		COMMUNICATIONS—0.9%
740,000		Alltel Corp., Sr. Note, 7.50%, 3/1/2006	786,392

		CONSUMER CYCLICAL—1.5%
750,000		Sysco Corp., Note, 4.75%, 7/30/2005	760,768
550,000		Target Corp., Note, 5.50%, 4/1/2007	581,092

		TOTAL	1,341,860

		CONSUMER DURABLES—0.7%
390,000		Fortune Brands, Inc., Note, 2.875%, 12/1/2006	389,387
220,000	(1,2)	Harley Davidson, Inc., 3.625%, 12/15/2008	220,244

		TOTAL	609,631

		CONSUMER NON-DURABLES—3.2%
220,000		Anheuser-Busch Cos., Inc., Deb., 7.25%, 9/15/2015	234,887
860,000		Coca-Cola Enterprises, Inc., 5.375%, 8/15/2006	897,511

Semi-Annual Report

SOUTHTRUST INCOME FUND

PORTFOLIO OF INVESTMENTS

October 31, 2004 (Unaudited)

Principal Amount			Value
$ 900,000		Kraft Foods, Inc., Note, 4.625%, 11/1/2006	$926,762
700,000		McDonald’s Corp., Note, Series MTNG, 3.875%, 8/15/2007	711,429

		TOTAL	2,770,589

		ENERGY—5.9%
348,800		ChevronTexaco Corp., Deb., 8.11%, 12/1/2004	350,321
700,000		ChevronTexaco Corp., Note, 3.50%, 9/17/2007	709,064
1,000,000		Conoco, Inc., 5.45%, 10/15/2006	1,047,798
260,000		DTE Energy Co., Sr. Note, 6.45%, 6/1/2006	273,225
915,000		Marathon Oil Corp., Note, 5.375%, 6/1/2007	962,946
500,000		Pemex Project Funding Master, 6.125%, 8/15/2008	531,250
1,340,000		Valero Energy Corp., Unsecd. Note, 3.50%, 4/1/2009	1,316,937

		TOTAL	5,191,541

		FINANCIAL SERVICES—15.1%
500,000	(1,2)	AIG SunAmerica Global Financial, Bond, Series 144A, 5.85%, 8/1/2008	538,161
860,000		Bank of America Corp., Sr. Note, 3.25%, 8/15/2008	852,999
645,000		CIT Group, Inc., Sr. Note, 5.50%, 11/30/2007	683,410
755,000		Citigroup, Inc., 5.75%, 5/10/2006	788,987
480,000		Countrywide Home Loans, Inc., Note, 3.25%, 5/21/2008	471,840
445,000		Credit Suisse First Boston USA, Inc., Note, 5.75%, 4/15/2007	472,543
1,200,000		Ford Motor Credit Co., Global Bond, 6.875%, 2/1/2006	1,247,983
1,000,000		General Electric Capital Corp., Note, 6.80%, 11/1/2005	1,041,410
730,000		General Motors Acceptance Corp., 4.50%, 7/15/2006	741,127

Semi-Annual Report

SOUTHTRUST INCOME FUND

PORTFOLIO OF INVESTMENTS

October 31, 2004 (Unaudited)

Principal Amount		Value
$ 725,000	General Motors Acceptance Corp., 7.50%, 7/15/2005	$749,129
875,000	Household Finance Corp., Unsecd. Note, 4.125%, 12/15/2008	889,092
1,220,000	John Deere Capital Corp., 4.50%, 8/22/2007	1,262,356
250,000	Key Bank, N.A., Sub. Note, Series BKNT, 6.50%, 4/15/2008	270,202
250,000	Lehman Brothers Holdings, Inc., 7.875%, 11/1/2009	293,843
145,000	Lehman Brothers Holdings, Inc., Note, 8.25%, 6/15/2007	163,396
555,000	Marsh & McLennan Cos., Inc., Unsecd. Note, 3.625%, 2/15/2008	537,599
860,000	Morgan Stanley, Bond, 5.80%, 4/1/2007	913,624
240,000	Wachovia Corp., Unsecd. Note, 4.95%, 11/1/2006	249,575
1,000,000	Wells Fargo & Co., Sub. Note, 7.125%, 8/15/2006	1,079,340

	TOTAL	13,246,616

	HEALTHCARE—0.9%
750,000	Bristol-Myers Squibb Co., Note, 4.75%, 10/1/2006	775,237

	INDUSTRIALS—2.0%
800,000	Emerson Electric Co., Unsecd. Note, 5.50%, 9/15/2008	857,926
880,000	Pitney Bowes, Inc., Note, 5.875%, 5/1/2006	920,176

	TOTAL	1,778,102

	PROCESS INDUSTRIES—0.7%
580,000	PPG Industries, Inc., Note, 6.50%, 11/1/2007	633,731

Semi-Annual Report

SOUTHTRUST INCOME FUND

PORTFOLIO OF INVESTMENTS

October 31, 2004 (Unaudited)

Principal Amount			Value
		RETAIL TRADE—1.5%
$ 530,000	(1,2)	Home Depot, Inc., Unsecd. Note, Series 144A, 3.75%, 9/15/2009	$531,505
800,000		Price/Costco, Inc., Sr. Note, 7.125%, 6/15/2005	821,742

		TOTAL	1,353,247

		TECHNOLOGY—4.8%
480,000		First Data Corp., 3.375%, 8/1/2008	477,875
1,220,000		Hewlett-Packard Co., Note, 5.50%, 7/1/2007	1,291,660
960,000		IBM Corp., 4.875%, 10/1/2006	996,879
385,000		Texas Instruments, Inc., Note, 6.125%, 2/1/2006	400,305
1,000,000		United Technologies Corp., Unsecd. Note, 6.625%, 11/15/2004	1,001,302

		TOTAL	4,168,021

		TELECOMMUNICATIONS—3.6%
870,000		Comcast Corp., Note, 6.20%, 11/15/2008	949,595
585,000		Deutsche Telekom International Finance BV, Company Guarantee, 3.875%, 7/22/2008	590,021
135,000		SBC Communications, Inc., Note, 5.75%, 5/2/2006	140,943
500,000		Sprint Capital Corp., Company Guarantee, 6.00%, 1/15/2007	528,993
860,000		Verizon Global Funding, Note, 6.125%, 6/15/2007	922,737

		TOTAL	3,132,289

		TRANSPORTATION—2.0%
875,000		American Airlines, Inc., Pass Thru Cert., Series 1999-1, 7.024%, 10/15/2009	880,690
875,000		Continental Airlines, Inc., Pass Thru Cert., Series 00-2, 7.487%, 4/2/2012	858,349

		TOTAL	1,739,039

Semi-Annual Report

SOUTHTRUST INCOME FUND

PORTFOLIO OF INVESTMENTS

October 31, 2004 (Unaudited)

Principal Amount		Value
	UTILITIES—1.0%
$ 860,000	Georgia Power Co., Note, 6.20%, 2/1/2006	$897,229

TOTAL CORPORATE BOND (identified cost $37,946,583)		38,423,524

GOVERNMENT AGENCIES—23.9%
	FEDERAL HOME LOAN MORTGAGE CORPORATION—5.8%
800,000	3.50%, 4/1/2008	799,523
226,341	5.50%, 1/1/2014	234,959
1,011,526	5.50%, 12/1/2017	1,048,885
345,135	6.00%, 4/1/2017	362,502
1,675,000	6.25%, 3/5/2012	1,771,204
718,293	6.50%, 9/1/2016	761,356
115,083	7.50%, 2/1/2023	124,427

	TOTAL	5,102,856

	FEDERAL NATIONAL MORTGAGE ASSOCIATION—17.6%
1,800,000	3.00%, 2/26/2007	1,805,848
1,250,000	3.75%, 5/17/2007	1,257,337
1,248,774	4.50%, 6/1/2013	1,266,370
1,525,000	4.75%, 1/2/2007	1,581,632
344,274	5.50%, 12/1/2014	357,547
385,935	5.50%, 2/1/2009	400,698
823,195	5.50%, 4/1/2017	856,378
1,750,000	5.50%, 5/2/2006	1,821,768
307,425	5.50%, 8/1/2018	318,949
150,430	5.50%, 8/1/2018	156,069
610,444	6.00%, 1/1/2017	641,114
245,069	6.00%, 1/1/2018	257,410
312,236	6.00%, 11/1/2014	328,376
259,666	6.00%, 12/1/2017	272,742
1,500,000	6.00%, 12/15/2005	1,559,499
298,992	6.00%, 2/1/2009	308,286
284,461	6.00%, 2/1/2018	298,803
311,397	6.00%, 8/1/2009	327,292

Semi-Annual Report

SOUTHTRUST INCOME FUND

PORTFOLIO OF INVESTMENTS

October 31, 2004 (Unaudited)

Principal Amount or Shares		Value
$ 890,000	6.375%, 6/15/2009	$995,742
208,750	6.50%, 8/1/2013	221,767
339,827	7.00%, 10/1/2007	353,963

	TOTAL	15,387,590

	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION—0.5%
168,207	7.00%, 9/15/2008	178,417
302,031	7.00%, 2/15/2009	316,691

	TOTAL	495,108

TOTAL GOVERNMENT AGENCIES (identified cost $20,931,591)		20,985,554

SOVEREIGN BONDS—2.4%
1,125,000	British Columbia, Province of, Note, 4.625%, 10/3/2006	1,164,331
900,000	Italy, Government of, Bond, 2.50%, 3/31/2006	899,668

TOTAL SOVEREIGN BONDS (identified cost $2,021,913)		2,063,999

U.S. TREASURY OBLIGATIONS—15.9%
	U.S. TREASURY NOTES—15.9%
1,600,000	1.50%, 3/31/2006	1,581,688
1,000,000	1.625%, 9/30/2005	995,118
1,000,000	1.875%, 11/30/2005	996,251
250,000	1.875%, 12/31/2005	248,916
1,080,000	2.00%, 8/31/2005	1,078,651
3,500,000	2.375%, 8/15/2006	3,494,806
2,100,000	2.625%, 11/15/2006	2,102,955
800,000	3.00%, 11/15/2007	804,375
2,500,000	4.375%, 5/15/2007	2,602,833

TOTAL U.S. TREASURY OBLIGATIONS (identified cost $14,038,905)		13,905,593

MUTUAL FUND—8.2%
7,158,078	AIM Short-Term Investment Co. Prime Portfolio (at net asset value)	7,158,078

Semi-Annual Report

SOUTHTRUST INCOME FUND

PORTFOLIO OF INVESTMENTS

October 31, 2004 (Unaudited)

TOTAL INVESTMENTS—98.9% (identified cost $86,228,383)(3)	$86,649,680

OTHER ASSETS AND LIABILITIES—NET—1.1%	987,211

TOTAL NET ASSETS—100%	$87,636,891

(1)	Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At October 31, 2004, these securities amounted to $1,289,910 which represents 1.5% of total net assets.
(2)	Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the fund’s Board of Trustees. At October 31, 2004, these securities amounted to $1,289,910 which represents 1.5% of total net asset.
(3)	The cost of investments for federal tax purposes amounts to $86,982,743.
Note:	The categories of investments are shown as a percentage of total net assets at October 31, 2004.

See Notes which are an integral part of the Financial Statements

Semi-Annual Report

SOUTHTRUST BOND FUND

PORTFOLIO OF INVESTMENTS SUMMARY TABLES

At October 31, 2004, the Fund’s credit quality ratings composition1 was as follows:

S&P Long-Term Ratings as Percentage of Total Investments[2]		Moody’s Long-Term Ratings as Percentage of Total Investments[2]
AAA	14.1%	Aaa	11.6%
AA	8.8%	Aa	13.3%
A	22.5%	A	23.4%
BBB	19.0%	Baa	14.7%
Not Rated by S&P	2.4%	Not Rated by Moody’s	3.8%
U.S. Treasury & Agency Securities	32.9%	U.S. Treasury & Agency Securities	32.9%
Cash Equivalents[3]	0.3%	Cash Equivalents[3]	0.3%

TOTAL	100%		100%

At October 31, 2004, the Fund’s sector classification4 was as follows:

Percentage of Total Investments[2]
Corporate Bonds	51.2%
U.S. Treasury Securities	21.7%
Government Agencies	18.0%
Sovereign Bonds	3.7%
Collateralized Mortgage Obligations	2.9%
Asset Backed Securities	1.4%
Real Estate Investment Trust	0.8%
Cash Equivalents[3]	0.3%

TOTAL	100%

(1)	These tables depict the long-term credit-quality ratings assigned to the Fund’s portfolio holdings by Standard & Poor’s (S&P) and Moody’s Investors Service (Moody’s), each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated “A-” have been included in the “A” rated category. Holdings that are rated only by a different NRSRO than the ones identified have been included in the “Not rated by…” category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund’s Statement of Additional Information. These tables depict the long-term credit-quality ratings as assigned only by the NRSRO identified in each table. Of the portfolio’s total investments, 2.3% do not have long-term ratings by either of these NRSROs.
(2)	Percentages are based on total investments, which may differ from the Fund’s total net assets used in computing the percentages in the Portfolio of Investments which follows.
(3)	Cash Equivalents include money market mutual funds and any investments in overnight repurchase agreements.
(4)	Portfolio securities have been assigned to the sector classifications and sub-classifications, if any, at the discretion of the Fund’s adviser.

Semi-Annual Report

SOUTHTRUST BOND FUND

PORTFOLIO OF INVESTMENTS

October 31, 2004 (Unaudited)

Principal Amount		Value
ASSET-BACKED SECURITIES—1.4%
$1,800,000	Ameriquest Mortgage Securities, Inc. 2003-AR1, Class M3, 4.9325%, 1/25/2033 (identified cost $1,827,000)	$1,826,931

COLLATERALIZED MORTGAGE OBLIGATIONS—2.9%
980,008	Countrywide Home Loans 2003-15, Class 1A2, 5.50%, 11/25/2033	1,003,579
176,726	Federal Home Loan Mortgage Corp., Series 2447, Class CA, 5.50%, 5/15/2009	178,308
105,798	Federal Home Loan Mortgage Corp., Series 26, Class F, 9.50%, 2/15/2020	106,135
2,561,014	Structured Adjustable Rate Mortgage Loan Series 2004-9XS, Class A, 2.21%, 7/25/2034	2,559,904

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (identified cost $3,844,584)		3,847,926

CORPORATE BONDS—50.5%
	AUTOMOBILES—1.2%
800,000	Ford Motor Co., Sr. Deb., 6.375%, 2/1/2029	702,026
910,000	General Motors Corp., Note, 7.125%, 7/15/2013	945,689

	TOTAL	1,647,715

	BANKING—3.9%
1,000,000	AGFIRST Farm Credit Bank, Sub., 7.30%, 10/31/2049	1,043,020
2,000,000	BB&T Corp., Sub. Note, 7.25%, 6/15/2007	2,197,430
2,000,000	Farm Credit Bank of Texas, Series 1, 7.561%, 11/29/2049	2,087,450

	TOTAL	5,327,900

Semi-Annual Report

SOUTHTRUST BOND FUND

PORTFOLIO OF INVESTMENTS

October 31, 2004 (Unaudited)

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Principal Amount			Value
		COMMUNICATIONS—4.2%
$ 800,000		Comcast Corp., 7.05%, 3/15/2033	$906,579
300,000		Comcast Corp., Note, 5.50%, 3/15/2011	316,702
625,000		Time Warner, Inc., Sr. Note, 9.125%, 1/15/2013	802,264
3,000,000		Verizon Global Funding, Note, 6.75%, 12/1/2005	3,134,046
600,000		Viacom, Inc., Bond, 4.625%, 5/15/2018	561,496

		TOTAL	5,721,087

		CONSUMER CYCLICAL—2.7%
2,000,000		Sysco Corp., Note, 4.75%, 7/30/2005	2,028,716
1,500,000		Target Corp., Note, 5.375%, 6/15/2009	1,605,886

		TOTAL	3,634,602

		CONSUMER DURABLES—0.9%
1,000,000		Fortune Brands, Inc., Deb., 7.875%, 1/15/2023	1,267,466

		CONSUMER NON-DURABLES—0.6%
750,000		Gillette Co., 3.50%, 10/15/2007	754,304

		CONSUMER STAPLES—3.7%
1,000,000		Colgate-Palmolive Co., Note, Series E, 5.98%, 4/25/2012	1,112,152
1,000,000		Kraft Foods, Inc., 4.00%, 10/1/2008	1,012,070
1,130,000		Kraft Foods, Inc., 5.625%, 11/1/2011	1,205,748
1,500,000		Sara Lee Corp., 6.25%, 9/15/2011	1,679,730

		TOTAL	5,009,700

		FINANCE—20.4%
1,500,000	(1,2)	AIG SunAmerica Global Financial, Bond, Series 144A, 5.85%, 8/1/2008	1,614,484
1,000,000		Bank of America Corp., Sr. Note, 4.875%, 1/15/2013	1,022,909
1,800,000		CIT Group, Inc., Sr. Note, 4.00%, 5/8/2008	1,820,297
4,800,000		Citigroup, Inc., 5.75%, 5/10/2006	5,016,077

Semi-Annual Report

SOUTHTRUST BOND FUND

PORTFOLIO OF INVESTMENTS

October 31, 2004 (Unaudited)

Principal Amount		Value
$2,240,000	Countrywide Home Loans, Inc., Company Guarantee, 6.25%, 4/15/2009	$2,442,680
2,500,000	Ford Motor Credit Co., Global Bond, 6.875%, 2/1/2006	2,599,965
2,000,000	General Electric Capital Corp., Note, 6.80%, 11/1/2005	2,082,820
980,000	General Motors Acceptance Corp., Note, Series MTN, 5.25%, 5/16/2005	994,931
1,000,000	Goldman Sachs Group, Inc., 6.60%, 1/15/2012	1,125,118
1,500,000	Household Finance Corp., Note, 6.375%, 10/15/2011	1,675,384
500,000	Household Finance Corp., Note, 6.375%, 11/27/2012	559,084
2,000,000	J.P. Morgan Chase & Co., Note, 6.00%, 8/1/2008	2,169,714
1,300,000	Lehman Brothers Holdings, Inc., Note, 8.25%, 6/15/2007	1,464,931
2,000,000	Morgan Stanley, Unsub., 6.75%, 4/15/2011	2,273,136
850,000	Wells Fargo & Co., Note, 4.80%, 7/29/2005	864,547

	TOTAL	27,726,077

	OIL & GAS—3.4%
1,000,000	Apache Corp., Note, 6.25%, 4/15/2012	1,126,177
200,000	EnCana Corp., Bond, 6.50%, 8/15/2034	218,510
1,300,000	Marathon Oil Corp., Note, 6.00%, 7/1/2012	1,421,529
600,000	Murphy Oil Corp., 7.05%, 5/1/2029	687,515
1,100,000	Pemex Project Funding Master, Company Guarantee, 7.375%, 12/15/2014	1,221,550

	TOTAL	4,675,281

	PHARMACEUTICALS—0.8%
1,000,000	Bristol-Myers Squibb Co., Note, 4.75%, 10/1/2006	1,033,650

Semi-Annual Report

SOUTHTRUST BOND FUND

PORTFOLIO OF INVESTMENTS

October 31, 2004 (Unaudited)

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Principal Amount		Value
	RETAIL TRADE—1.7%
$2,000,000	Safeway Inc., Deb., 7.25%, 2/1/2031	$2,263,134

	TECHNOLOGY—0.9%
1,000,000	Computer Sciences Corp., 7.375%, 6/15/2011	1,166,140

	TRANSPORTATION—2.0%
1,325,000	American Airlines, Inc., Pass Thru Cert., Series 1999-1, 7.024%, 4/15/2011	1,333,615
1,350,000	Continental Airlines, Inc., Pass Thru Cert., Series 00-2, 7.487%, 4/2/2012	1,324,310

	TOTAL	2,657,925

	UTILITIES—4.1%
2,000,000	Dominion Resources, Inc., Sr. Note, 7.625%, 7/15/2005	2,069,648
500,000	PSEG Power LLC, Company Guarantee, 6.95%, 6/1/2012	564,073
2,000,000	Progress Energy, Inc., 5.85%, 10/30/2008	2,140,200
800,000	Sprint Capital Corp., Company Guarantee, 6.00%, 1/15/2007	846,389

	TOTAL	5,620,310

TOTAL CORPORATE BONDS (identified cost $64,385,702)		68,505,291

GOVERNMENT AGENCIES—17.7%
	FEDERAL HOME LOAN BANK—1.7%
2,000,000	7.03%, 7/14/2009	2,296,632

	FEDERAL HOME LOAN MORTGAGE CORPORATION—6.6%
2,500,000	5.125%, 7/15/2012	2,653,155
383,170	5.50%, 2/1/2033	391,081
135,791	6.00%, 4/1/2017	142,624
1,400,000	6.25%, 3/5/2012	1,480,409
320,376	6.50%, 12/1/2031	337,374
3,400,000	7.00%, 7/15/2005	3,511,520
425,220	7.00%, 12/1/2031	451,881

	TOTAL	8,968,044

Semi-Annual Report

SOUTHTRUST BOND FUND

PORTFOLIO OF INVESTMENTS

October 31, 2004 (Unaudited)

Principal Amount		Value
	FEDERAL NATIONAL MORTGAGE ASSOCIATION—8.3%
$ 519,913	5.50%, 4/1/2017	$540,870
182,793	5.50%, 8/1/2018	189,646
90,258	5.50%, 8/1/2018	93,641
186,739	5.50%, 5/1/2029	190,978
1,573,000	5.50%, 3/1/2033	1,605,239
277,175	6.00%, 12/1/2008	283,978
498,622	6.00%, 12/1/2012	524,386
738,294	6.00%, 2/1/2033	766,926
1,105,001	6.00%, 3/1/2033	1,147,636
4,500,000	6.375%, 6/15/2009	5,034,649
118,361	6.50%, 8/1/2021	125,134
126,667	6.50%, 4/1/2022	133,880
227,711	6.50%, 2/1/2029	241,887
381,898	6.50%, 4/1/2031	402,552

	TOTAL	11,281,402

	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION—1.0%
370,687	5.50%, 12/15/2032	380,408
302,031	7.00%, 2/15/2009	316,691
586,342	7.00%, 11/15/2029	626,459
54,745	8.00%, 2/15/2030	59,719

	TOTAL	1,383,277

	STUDENT LOAN MARKETING ASSOCIATION—0.1%
100,000	5.05%, 11/14/2014	100,965

TOTAL GOVERNMENT AGENCIES (identified cost $23,444,024)		24,030,320

REAL ESTATE INVESTMENT TRUST—0.8%
1,000,000	EOP Operating LP, Unsecd. Note, 7.00%, 7/15/2011 (identified cost $990,200)	1,134,957

Semi-Annual Report

SOUTHTRUST BOND FUND

PORTFOLIO OF INVESTMENTS

October 31, 2004 (Unaudited)

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Principal Amount or Shares		Value
SOVEREIGN BONDS—3.6%
$1,000,000	British Columbia, Province of, Note, 4.625%, 10/3/2006	$1,034,961
1,000,000	Italy, Government of, Bond, 2.50%, 3/31/2006	999,631
250,000	Mexico, Government of, Note, 6.375%, 1/16/2013	266,250
2,000,000	Quebec, Province of, Deb., 7.50%, 9/15/2029	2,617,324

TOTAL SOVEREIGN BONDS (identified cost $4,422,402)		4,918,166

U.S. TREASURY OBLIGATIONS—21.4%
	U.S. TREASURY BOND—0.8%
1,000,000	5.375%, 2/15/2031	1,086,446

	U.S. TREASURY NOTES—20.6%
6,800,000	1.625%, 4/30/2005	6,786,189
1,000,000	2.375%, 8/15/2006	998,516
1,000,000	2.625%, 11/15/2006	1,001,407
1,500,000	2.625%, 5/15/2008	1,483,712
4,300,000	3.125%, 10/15/2008	4,310,754
6,100,000	4.25%, 11/15/2013	6,225,819
1,930,000	4.25%, 8/15/2014	1,964,680
1,000,000	4.375%, 8/15/2012	1,037,618
1,300,000	4.875%, 2/15/2012	1,393,591
2,500,000	5.50%, 5/15/2009	2,746,290

	TOTAL	27,948,576

TOTAL U.S. TREASURY (identified cost $28,899,054)		29,035,022

MUTUAL FUND—0.3%
374,824	AIM Short-Term Investment Co. Prime Portfolio (at net asset value)	374,824

TOTAL INVESTMENTS—98.6% (identified cost $128,187,790)(3)		133,673,437

Semi-Annual Report

SOUTHTRUST BOND FUND

PORTFOLIO OF INVESTMENTS

October 31, 2004 (Unaudited)

OTHER ASSETS AND LIABILITIES—NET—1.4%	$1,942,609

TOTAL NET ASSETS—100%	$135,616,046

(1)	Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At October 31, 2004, these securities amounted to $1,614,484 which represents 1.2% of total net assets.
(2)	Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the fund’s Board of Trustees. At October 31, 2004, these securities amounted to $1,614,484 which represents 1.2% of total net assets.
(3)	The cost of investments for federal tax purposes amounts to $128,722,245.
Note:	The categories of investments are shown as a percentage of total net assets at October 31, 2004.

The following acronyms are used throughout this portfolio:

LLC—Limited Liability Corporation

LP—Limited Partnership

MTN—Medium Term Note

See Notes which are an integral part of the Financial Statements

Semi-Annual Report

SOUTHTRUST ALABAMA TAX-FREE INCOME FUND

PORTFOLIO OF INVESTMENTS SUMMARY TABLES

At October 31, 2004, the Fund’s credit quality ratings composition1 was as follows:

S&P Long-Term Ratings as Percentage of Total Investments[2]		Moody’s Long-Term Ratings as Percentage of Total Investments[2]
AAA	62.1%	Aaa	64.1%
AA	21.3%	Aa	25.8%
A	3.7%	A	3.9%
BBB	3.2%	Baa	1.8%
Not Rated by S&P	7.5%	Not Rated by Moody’s	2.2%
Cash Equivalents[3]	2.2%	Cash Equivalents[3]	2.2%

TOTAL	100%		100%

At October 31, 2004, the Fund’s sector classification[4] was as follows:
Sector	Percentage of Total Investments[2]
General Obligations	31.9%
Education	26.3%
Water Revenue	18.1%
Healthcare	6.2%
Special Revenue	3.6%
Industrial Development Bonds	4.9%
Transportation Revenue	5.9%
Cash Equivalents[3]	2.2%
Electric	0.9%

TOTAL	100%

(1)	These tables depict the long-term credit-quality ratings assigned to the Fund’s portfolio holdings by Standard & Poor’s (S&P) and Moody’s Investors Service (Moody’s), each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated “A-” have been included in the “A” rated category. Holdings that are rated only by a different NRSRO than the ones identified have been included in the “Not rated by…” category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund’s Statement of Additional Information. These tables depict the long-term credit-quality ratings as assigned only by the NRSRO identified in each table. Of the portfolio’s total investments, 7.8% do not have long-term ratings by either of these NRSROs.
(2)	Percentages are based on total investments, which may differ from the Fund’s total net assets used in computing the percentages in the Portfolio of Investments which follows.
(3)	Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreements.
(4)	Portfolio securities have been assigned to the sector classifications and sub-classifications, if any, at the discretion of the Fund’s adviser.

Semi-Annual Report

SOUTHTRUST ALABAMA TAX-FREE INCOME FUND

PORTFOLIO OF INVESTMENTS

October 31, 2004 (Unaudited)

Principal Amount		Credit Rating(1)	Value
LONG-TERM MUNICIPALS—95.4%
	ALABAMA—93.4%
$1,020,000	Alabama Building Renovation Finance Authority, Refunding Revenue Bonds, 5.25% (Ambac Financial Group, Inc. LOC)/(Original Issue Yield: 4.85%), 9/1/2007	AAA	$1,109,495
960,000	Alabama Drinking Water Finance Authority, Series A, Revenue Bond, 4.70% (Ambac Financial Group, Inc. LOC), 8/15/2011	AAA	1,019,280
1,075,000	Alabama Drinking Water Finance Authority, Series A, 5.125% (Original Issue Yield: 5.22%), 8/15/2016	AAA	1,174,115
1,125,000	Alabama Drinking Water Finance Authority, Revenue Bond, Series A, 4.65% (Ambac Financial Group, Inc. LOC)/(Original Issue Yield: 4.75%), 8/15/2011	AAA	1,225,147
500,000	Alabama Private Colleges & Universities Facilities Authority, Series A, Revenue Bond, 4.90% (FGIC LOC), 7/1/2005	AAA	510,095
530,000	Alabama Special Care Facilities Finance Authority, 6.00% (MBIA Insurance Corp. INS), 10/1/2025	AAA	566,167
390,000	Alabama Special Care Facilities Finance Authority, Refunding Revenue Bonds, 6.00% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.999%), 10/1/2018	AAA	416,614
350,000	Alabama State Board of Education, Refunding Revenue Bonds, 5.50% (Ambac Financial Group, Inc. LOC)/(Original Issue Yield: 4.44%), 10/1/2011	AAA	403,021

Semi-Annual Report

SOUTHTRUST ALABAMA TAX-FREE INCOME FUND

PORTFOLIO OF INVESTMENTS

October 31, 2004 (Unaudited)

Principal Amount		Credit Rating(1)	Value
$ 500,000	Alabama State Board of Education, Revenue Bond, 5.00% (Shelton State Community College)/(MBIA Insurance Corp. INS), 10/1/2006	AAA	$527,980
750,000	Alabama State Federal Highway Finance Authority, Series 2002-A, Revenue Bonds, 5.125% (MBIA Insurance Corp. INS), 3/1/2012	AAA	843,090
1,000,000	Alabama State Federal Highway Finance Authority, Series 2002-A, 5.25% (MBIA Insurance Corp. INS)/(Original Issue Yield: 4.64%), 3/1/2013	AAA	1,118,370
660,000	Alabama State IDA, Special Tax, 4.50%, 7/1/2010		699,514
1,000,000	Alabama State Parks System, Series A, 5.00% (Original Issue Yield: 4.08%), 6/1/2008	AA	1,090,050
1,000,000	Alabama State Parks System, Series A, 5.00% (Original Issue Yield: 4.49%), 6/1/2012	AA	1,083,660
1,165,000	Alabama State Public School & College Authority, Series A, Revenue Bonds, 5.00%, 2/1/2012	AA	1,277,259
1,000,000	Alabama State Public School & College Authority, Series C, 5.75%, 7/1/2017	AA	1,131,800
400,000	Alabama State Public School & College Authority, Series D, 5.75% (Original Issue Yield: 5.337%), 8/1/2011	AA	456,172
1,000,000	Alabama State Public School & College Authority, Revenue Bonds, Series C, 5.00%, 5/1/2012	AAA	1,104,750
600,000	Alabama State, GO UT, Series C, 5.50% (Parks Systems Improvement Corp.), 6/1/2010	AA	679,794

Semi-Annual Report

SOUTHTRUST ALABAMA TAX-FREE INCOME FUND

PORTFOLIO OF INVESTMENTS

October 31, 2004 (Unaudited)

Principal Amount		Credit Rating(1)	Value
$1,410,000	Alabama State, Series C, 5.25% (Parks Systems Improvement Corp.), 6/1/2009	AA	$1,567,680
1,000,000	Alabama Water PCA, Refunding Revenue Bonds, 5.50% (Ambac Financial Group, Inc. LOC)/(Original Issue Yield: 5.15%), 8/15/2008	AAA	1,113,740
1,000,000	Alabama Water PCA, Refunding Revenue Bonds, 5.50% (Ambac Financial Group, Inc. LOC)/(Original Issue Yield: 5.27%), 8/15/2014	AAA	1,123,270
500,000	Anniston, AL Waterworks & Sewer Board, 5.35% (Ambac Financial Group, Inc. LOC)/(Original Issue Yield: 5.40%), 6/1/2014	AAA	550,150
500,000	Auburn, AL, GO Unlimited Warrants, 4.80%, 12/1/2009	AA-	531,470
1,750,000	Auburn University AL, General Fee Revenue Bond, 5.25%, 6/1/2016 (Ambac Financial Group, Inc. INS)	NR	1,943,638
1,265,000	Birmingham, AL, GO UT Warrants, Series B, 5.00%, 7/1/2013	NR	1,402,430
750,000	Birmingham-Carraway, AL Special Care Facilities Financing Authority, Refunding Revenue Bonds, 5.875% (Connie Lee LOC)/(Original Issue Yield: 6.00%), 8/15/2015	AAA	785,760
250,000	DCH Health Care Authority, Refunding Revenue Bonds, 5.00% (Original Issue Yield: 3.68%), 6/1/2009	A+	270,232
400,000	East Central, AL, IDA, 5.35% (Ambac Financial Group, Inc. LOC), 9/1/2014		432,832

Semi-Annual Report

SOUTHTRUST ALABAMA TAX-FREE INCOME FUND

PORTFOLIO OF INVESTMENTS

October 31, 2004 (Unaudited)

Principal Amount		Credit Rating(1)	Value
$ 100,000	East Central, AL, IDA, 5.35% (Ambac Financial Group, Inc. LOC), 9/1/2014		$111,305
1,000,000	Homewood, AL Educational Building Authority, Refunding Revenue Bonds, 5.02% (Ambac Financial Group, Inc. LOC)/(Original Issue Yield: 5.02%), 12/1/2016	NR	1,090,900
1,000,000	Hoover, AL Board of Education, 5.00%, 2/15/2015	AAA	1,086,940
450,000	Houston County, AL, GO UT, 5.35% (Ambac Financial Group, Inc. LOC)/(Original Issue Yield: 5.37%), 10/15/2011	AAA	513,234
1,000,000	Huntsville, AL, Series 1995-A, 5.00% (Original Issue Yield: 5.20%), 2/1/2007	AA	1,017,410
1,000,000	Huntsville, AL, Series D, 5.25% (Original Issue Yield: 4.30%), 11/1/2009	AA	1,105,330
500,000	Huntsville, AL, GO UT Warrants, Series B, 5.25%, 11/1/2009	AA	552,665
750,000	Jefferson County, AL, Sewer System, Series D, 5.75% (Original Issue Yield: 5.829%), 2/1/2027	AAA	818,573
1,000,000	Jefferson County, AL, GO UT, 5.20% (FSA LOC)/(Original Issue Yield: 5.30%), 2/15/2012	AAA	1,093,410
500,000	Lauderdale County & Florence, AL, Health Care Authority, Series A, 6.00% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.20%), 7/1/2013	AAA	578,320
500,000	Madison County, AL, Board of Education, 5.20% (FSA LOC), 3/1/2015	AAA	541,820

Semi-Annual Report

SOUTHTRUST ALABAMA TAX-FREE INCOME FUND

PORTFOLIO OF INVESTMENTS

October 31, 2004 (Unaudited)

Principal Amount		Credit Rating(1)	Value
$1,185,000	Madison, AL, GO UT Warrants, 6.00% (MBIA Insurance Corp. INS)/(Original Issue Yield: 6.10%), 4/1/2023	AAA	$1,228,288
500,000	McIntosh, AL, IDB, Series B, 4.65% (Original Issue Yield: 4.65%), 6/1/2008	A	530,395
1,000,000	Mobile County, AL, Board of School Commissioners, Series B, 5.00% (Ambac Financial Group, Inc. LOC), 3/1/2006	AAA	1,040,300
850,000	Mobile, AL, Airport Authority, Series 2003, 5.00%, 10/1/2008	NR	928,693
800,000	Mobile, AL, IDB, PCR Refunding Bonds, Series 1998B, 4.75% (International Paper Co.), 4/1/2010	BBB+	844,440
1,000,000	Mobile, AL, IDB, Revenue Bonds, 4.75%, 4/1/2010	BBB	1,055,550
700,000	Mobile, AL, Water & Sewer Commissioners, 5.25% (FGIC LOC)/(Original Issue Yield: 4.63%), 1/1/2015	AAA	775,565
1,100,000	Mobile, AL, Water & Sewer Commissioners, 5.25% (FGIC LOC)/(Original Issue Yield: 4.74%), 1/1/2016	AAA	1,215,819
1,000,000	Mobile, AL, Water & Sewer Commissioners, Refunding Revenue Bonds, 5.00% (FGIC LOC)/(Original Issue Yield: 3.98%), 1/1/2009	AAA	1,094,040
750,000	Mobile, AL, Water & Sewer Commissioners, Water & Sewer Revenue Bonds, 2.70% (FSA INS)/(Original Issue Yield: 2.72%), 1/1/2009	AAA	752,925

Semi-Annual Report

SOUTHTRUST ALABAMA TAX-FREE INCOME FUND

PORTFOLIO OF INVESTMENTS

October 31, 2004 (Unaudited)

Principal Amount		Credit Rating(1)	Value
$ 350,000	Mobile, AL, 5.50% (Ambac Financial Group, Inc. LOC)/(Original Issue Yield: 5.67%), 2/15/2014	AAA	$391,787
1,000,000	Montgomery, AL, BMC Special Care Facilities Finance Authority, Revenue Refunding Bonds, Series A, 5.20% (Baptist Medical Center, AL)/(Ambac Financial Group, Inc. LOC)/(Original Issue Yield: 5.30%), 5/1/2013	AAA	1,100,070
1,500,000	Montgomery, AL, Dowtown Redevelopment Authority, Refunding Revenue Bonds, 5.00% (MBIA Insurance Corp. INS)/(Original Issue Yield: 3.74%), 10/1/2010	AAA	1,664,790
750,000	Shelby County, AL, Board of Education, GO Limited Warrants, Series A, 4.75% (Ambac Financial Group, Inc. LOC), 2/1/2009	AAA	811,178
500,000	The Board of Trustees of the University of Alabama, Revenue Bonds, Series A, 5.25% (Ambac Financial Group, Inc. LOC)/(Original Issue Yield: 5.25%), 6/1/2010	AAA	535,370
500,000	The Board of Trustees of the University of Alabama, Revenue Bonds, Series A, 5.25% (Ambac Financial Group, Inc. LOC), 6/1/2008	AAA	535,370
1,000,000	Tuscaloosa County, AL, Warrants, 5.55%, 1/1/2015	AA-	1,114,870
1,000,000	Tuscaloosa County, AL, Warrants, 5.75%, 1/1/2019	AA-	1,128,870

Semi-Annual Report

SOUTHTRUST ALABAMA TAX-FREE INCOME FUND

PORTFOLIO OF INVESTMENTS

October 31, 2004 (Unaudited)

Principal Amount		Credit Rating(1)	Value
$1,000,000	University of Alabama, Series A, 5.00% (Ambac Financial Group, Inc. LOC)/(Original Issue Yield: 3.22%), 9/1/2010	AAA	$1,102,790
1,000,000	University of Alabama, 5.40% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.55%), 9/1/2013	AAA	1,124,950
500,000	University of Alabama, Refunding Revenue Bonds, 5.00% (FGIC LOC)/(Original Issue Yield: 4.09%), 10/1/2009	AAA	552,550
1,125,000	Vestavia Hills, AL, Series B, 5.00% (Original Issue Yield: 4.02%), 2/1/2013		1,253,891
500,000	Wilsonville, AL IDB, Alabama Power Company (Gaston Plant), 5.50% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.499%), 1/1/2024	AAA	501,795

	TOTAL		55,951,778

	GUAM—1.1%
560,000	Guam Airport Authority Revenue Bonds, Revenue Bonds, 5.000%, 10/01/2011	AAA	627,200

	PUERTO RICO—0.9%
500,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series DD, 5.00% (FSA LOC), 7/1/2009	AAA	550,120

TOTAL LONG-TERM MUNICIPALS (identified cost $54,530,373)			57,129,098

Semi-Annual Report

SOUTHTRUST ALABAMA TAX-FREE INCOME FUND

PORTFOLIO OF INVESTMENTS

October 31, 2004 (Unaudited)

Principal Amount or Shares			Credit Rating(1)	Value
SHORT-TERM MUNICIPALS—2.4%
		ALABAMA—2.4%
$1,290,000		Fairfield, AL IDA, Variable Rate Environmental Improvement Revenue Bonds, Series 1995, Weekly VRDNs (USX Corp.)/(Wachovia Bank N.A. LOC) (identified cost $1,420,522)	A-1	$1,449,238

		MUTUAL FUND—2.2%
1,314,897	(2)	Alabama Municipal Cash Trust (at net asset value)		1,314,897

TOTAL INVESTMENTS—100.0% (identified cost $57,265,792)(3)				59,893,233

OTHER ASSETS AND LIABILITIES—NET—0.0%				(7,996)

TOTAL NET ASSETS—100%				$59,885,237

(1)	Please refer to the “Investment Ratings” in the Statement of Additional Information for an explanation of the credit ratings. Investment ratings are unaudited.
(2)	Affiliated Company.
(3)	The cost of investments for federal tax purposes amounts to $57,264,339.
Note:	The categories of investments are shown as a percentage of total net assets at October 31, 2004.

The following acronyms are used throughout this portfolio:

FGIC—Financial Guaranty Insurance Company

FSA— Financial Security Assurance

GO—General Obligation

IDA—Industrial Development Authority

IDB—Industrial Development Bond

INS—Insured

LOC—Letter of Credit

MBIA—Municipal Bond Investors Assurance

PCA—Pollution Control Authority

PCR—Pollution Control Revenue

UT—Unlimited Tax

VRDNs—Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Semi-Annual Report

SOUTHTRUST VALUE FUND

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

At October 31, 2004, the Fund’s sector classification1 was as follows:

Percentage of Total Investments[2]
Financials	20.9%
Consumer Discretionary	18.4%
Healthcare	17.3%
Industrials	11.0%
Energy	10.8%
Information Technology	9.0%
Consumer Staples	7.1%
Communications	1.8%
Utilities	1.5%
Cash Equivalents[3]	2.2%

TOTAL	100%

(1)	Except for Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Standard & Poor’s Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund’s adviser.
(2)	Percentages are based on total investments, which may differ from the Fund’s total net assets used in computing the percentages in the Portfolio of Investments which follows.
(3)	Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreements.

Semi-Annual Report

SOUTHTRUST VALUE FUND

PORTFOLIO OF INVESTMENTS

October 31, 2004 (Unaudited)

align="left">

Shares			Value
COMMON STOCKS—97.6%
		COMMUNICATIONS—1.8%
225,000		Vodafone Group PLC, ADR	$5,802,750

		CONSUMER DISCRETIONARY—18.3%
215,000	(1)	Advance Auto Parts, Inc.	8,410,800
160,000	(1)	Brinker International, Inc.	5,168,000
250,050	(1)	Comcast Corp., Class A	7,376,475
200,000		Home Depot, Inc.	8,216,000
175,000		Jones Apparel Group, Inc.	6,177,500
455,000		Mattel, Inc.	7,967,050
215,000		Penney (J.C.) Co., Inc.	7,436,850
455,000	(1)	Time Warner, Inc.	7,571,200

		TOTAL	58,323,875

		CONSUMER STAPLES—7.0%
200,000		Cadbury Schweppes PLC, ADR	6,700,000
210,000		CVS Corp.	9,126,600
150,000		General Mills, Inc.	6,637,500

		TOTAL	22,464,100

		ENERGY—10.8%
110,000		BP PLC, ADR	6,407,500
153,000	(1)	FMC Technologies, Inc.	4,625,190
175,000		Halliburton Co.	6,482,000
71,000		Kerr-McGee Corp.	4,204,620
75,000		Schlumberger Ltd.	4,720,500
220,000	(1)	Transocean Sedco Forex, Inc.	7,755,000

		TOTAL	34,194,810

		FINANCIALS—20.9%
225,000		Ace Ltd.	8,563,500
100,000		Ambac Financial Group, Inc.	7,806,000
194,354		Bank of America Corp.	8,705,116
180,000		Citigroup, Inc.	7,986,600
120,000		Federal Home Loan Mortgage Corp.	7,992,000
100,000		Principal Financial Group	3,776,000
85,200		SunTrust Banks, Inc.	5,996,376
290,000		U.S. Bancorp	8,296,900

Semi-Annual Report

SOUTHTRUST VALUE FUND

PORTFOLIO OF INVESTMENTS

October 31, 2004 (Unaudited)

Shares			Value
100,000		XL Capital Ltd.	$7,250,000

		TOTAL	66,372,492

		HEALTHCARE—17.3%
150,000		Abbott Laboratories	6,394,500
150,000		Baxter International, Inc.	4,614,000
185,000		Bristol-Myers Squibb Co.	4,334,550
150,000	(1)	Hospira, Inc.	4,786,500
130,000		Johnson & Johnson	7,589,400
200,000	(1)	Medco Health Solutions, Inc.	6,782,000
316,000		Pfizer, Inc.	9,148,200
250,000		Shire Pharmaceuticals Group PLC, ADR	7,100,000
100,000		Universal Health Services, Inc., Class B	4,156,000

		TOTAL	54,905,150

		INDUSTRIALS—11.0%
375,000		Cendant Corp.	7,721,250
85,000		Emerson Electric Co.	5,444,250
120,000		Northrop Grumman Corp.	6,210,000
260,000		Tyco International Ltd.	8,099,000
80,000		United Technologies Corp.	7,425,600

		TOTAL	34,900,100

		INFORMATION TECHNOLOGY—9.0%
1,785,194	(1)	Agere Systems, Inc., Class B	2,052,973
115,000		Harris Corp.	7,075,950
65,000		IBM Corp.	5,833,750
550,000		Nokia Oyj, Class A, ADR	8,481,000
500,000	(1)	Unisys Corp.	5,310,000

		TOTAL	28,753,673

		UTILITIES—1.5%
111,100		Public Service Enterprises Group, Inc.	4,731,749

TOTAL COMMON STOCKS (identified cost $240,368,693)			310,448,699

MUTUAL FUND—2.2%
6,874,709		AIM Short-Term Investment Co. Prime Portfolio (at net asset value)	6,874,709

Semi-Annual Report

SOUTHTRUST VALUE FUND

PORTFOLIO OF INVESTMENTS

October 31, 2004 (Unaudited)

align="left">

Shares	Value
TOTAL INVESTMENTS—99.8% (identified cost $247,243,402)(2)	$317,323,408

OTHER ASSETS AND LIABILITIES—NET—0.2%	666,836

TOTAL NET ASSETS—100%	$317,990,244

(1)	Non-income producing security.
(2)	The cost of investments for federal tax purposes amounts to $247,243,402.
Note:	The categories of investments are shown as a percentage of total net assets at October 31, 2004.

The following acronyms are used throughout this portfolio:

ADR—American Depositary Receipt

AMBAC—American Municipal Bond Assurance Corporation

PLC—Public Limited Company

See Notes which are an integral part of the Financial Statements

Semi-Annual Report

SOUTHTRUST GROWTH FUND

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

At October 31, 2004, the Fund’s sector classification1 was as follows:

Percentage of Total Investments[2]
Information Technology	22.5%
Healthcare	18.6%
Consumer Discretionary	17.8%
Finance	14.0%
Consumer Staples	12.8%
Industrials	11.7%
Energy	2.5%
Cash Equivalents[3]	0.1%
TOTAL	100%

(1)	Except for Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Standard & Poor’s Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund’s adviser.
(2)	Percentages are based on total investments, which may differ from the Fund’s total net assets used in computing the percentages in the Portfolio of Investments which follows.
(3)	Cash Equivalents include investments in money market mutual funds and any investments in overnight repurchase agreements.

Semi-Annual Report

SOUTHTRUST GROWTH FUND

PORTFOLIO OF INVESTMENTS

October 31, 2004 (Unaudited)

Shares			Value
COMMON STOCKS—99.8%
		CONSUMER DISCRETIONARY—17.8%
45,000	(1)	IAC Interactive Corp.	$972,900
42,500	(1)	Bed Bath & Beyond, Inc.	1,733,575
45,000		Best Buy Co., Inc.	2,664,900
27,500		Harley Davidson, Inc.	1,583,175
86,500		Home Depot, Inc.	3,553,420
54,000	(1)	Kohl’s Corp.	2,741,040
86,250		Walt Disney Co.	2,175,225

		TOTAL	15,424,235

		CONSUMER STAPLES—12.8%
21,250		Coca-Cola Co.	864,025
32,500		Costco Wholesale Corp.	1,558,050
30,000		PepsiCo, Inc.	1,487,400
57,500		Sysco Corp.	1,855,525
51,500		Walgreen Co.	1,848,335
65,000		Wal-Mart Stores, Inc.	3,504,800

		TOTAL	11,118,135

		ENERGY—2.5%
35,000		Schlumberger Ltd.	2,202,900

		FINANCE—13.9%
32,500		Aflac, Inc.	1,166,100
43,500		American Express Co.	2,308,545
40,000		American International Group, Inc.	2,428,400
27,250		Bank of New York Co., Inc.	884,535
67,500		Citigroup, Inc.	2,994,975
47,500		Fifth Third Bancorp	2,336,525

		TOTAL	12,119,080

		HEALTHCARE—18.6%
70,000	(1)	Amgen, Inc.	3,976,000
40,500		Johnson & Johnson	2,364,390
25,000		Lilly (Eli) & Co.	1,372,750
47,500	(1)	Medco Health Solutions, Inc.	1,610,725
77,500		Medtronic, Inc.	3,961,025
100,000		Pfizer, Inc.	2,895,000

		TOTAL	16,179,890

Semi-Annual Report

SOUTHTRUST GROWTH FUND

PORTFOLIO OF INVESTMENTS

October 31, 2004 (Unaudited)

Shares			Value
		INDUSTRIALS—11.7%
22,500		3M Co.	$1,745,325
121,250		General Electric Co.	4,137,050
132,500		Southwest Airlines Co.	2,089,525
71,000		Tyco International Ltd.	2,211,650

		TOTAL	10,183,550

		INFORMATION TECHNOLOGY—22.5%
47,500		Analog Devices, Inc.	1,912,350
50,000	(1)	Applied Materials, Inc.	805,000
112,500	(1)	Cisco Systems, Inc.	2,161,125
98,750	(1)	Dell, Inc.	3,462,175
12,000		First Data Corp.	495,360
100,000		Intel Corp.	2,226,000
145,000		Microsoft Corp.	4,058,550
87,000		Qualcomm, Inc.	3,637,470
31,250		Texas Instruments, Inc.	764,063

		TOTAL	19,522,093

TOTAL COMMON STOCKS (identified cost $73,023,956)			86,749,883

MUTUAL FUND—0.1%
45,710		AIM Short-Term Investment Co. Prime Portfolio (at net asset value)	45,710

TOTAL INVESTMENTS—99.9% (identified cost $73,069,666)(2)			86,795,593

OTHER ASSETS AND LIABILITIES—NET—0.1%			92,351

TOTAL NET ASSETS—100%			$86,887,944

(1)	Non-income producing security.
(2)	The cost of investments for federal tax purposes amounts to $73,069,666.
Note:	The categories of investments are shown as a percentage of total net assets at October 31, 2004.

See Notes which are an integral part of the Financial Statements

Semi-Annual Report

SOUTHTRUST FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2004 (Unaudited)

	U.S. Treasury Money Market Fund	Income Fund		Bond Fund
Assets:
Investments in repurchase agreements	$842,031,000	$—		$—
Investments in securities	349,330,634	86,649,680		133,673,437

Total investments in securities, at value	1,191,361,634	86,649,680		133,673,437
Cash	35,025	2,598		4,289
Receivable for shares sold	—	88,739		91,230
Income receivable	965,351	912,221		1,874,436
Other assets (Note 5)	90,960	6,051		11,397

Total assets	1,192,452,970	87,659,289		135,654,789

Liabilities:
Payable for shares redeemed	—	1,404		1,520
Income distribution payable	694,764	—		—
Payable for Trustees fees	26,769	57		—
Payable for custodian fees (Note 5)	7,067	735		1,150
Accrued expenses	67,702	14,151		24,676
Payable for deferred compensation (Note 5)	90,960	6,051		11,397

Total liabilities	887,262	22,398		38,743

Net Assets Consist of:
Paid in capital	1,191,573,817	91,132,379		133,818,715
Net unrealized appreciation (depreciation) of investments	—	421,297		5,485,647
Accumulated net realized loss on investments	—	(3,621,162)		(3,617,352)
Undistributed (distributions in excess of) net investment	(8,109)	(295,623)		(70,964)

Total Net Assets	$1,191,565,708	$87,636,891		$135,616,046

Shares Outstanding	1,191,573,817	9,182,086		13,245,212

Net Asset Value Per Share, $0.001 Par Value, Unlimited Shares Authorized:
(Net Assets/Shares Outstanding)	$1.00	$9.54		$10.24

Offering Price Per Share(1)	$1.00	$9.89	(2)	$10.61	(2)

Redemption Proceeds Per Share(1)	$1.00	$9.44	(3)	$10.14	(3)

Investments, at identified cost	$1,191,361,634	$86,228,383		$128,187,790

(1)	See “What Do Shares Cost?” in the Prospectus.
(2)	Computation of offering price: 100/96.5 of net asset value.
(3)	Computation of redemption price: 99/100 of net asset value.

See Notes which are an integral part of the Financial Statements

Semi-Annual Report

SOUTHTRUST FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2004 (Unaudited)

	Alabama Tax-Free Income Fund		Value Fund		Growth Fund
Assets:
Total investments in securities, at value	$59,893,233	(1)	$317,323,408		$86,795,593
Cash	1,878		8,400		2,431
Receivable for shares sold	137		450,205		70,963
Income receivable	756,864		268,234		39,519
Other assets (Note 5)	4,556		23,839		6,217

Total assets	60,656,668		318,074,086		86,914,723

Liabilities:
Payable for investments purchased	751,931		—		—
Payable for shares redeemed	8,305		4,217		—
Payable for Trustees fees	—		3,771
Payable for custodian fees (Note 5)	484		3,119		711
Accrued expenses	6,155		48,896		19,851
Payable for deferred compensation (Note 5)	4,556		23,839		6,217

Total liabilities	771,431		83,842		26,779

Net Assets Consist of:
Paid in capital	56,872,724		229,145,043		78,502,353
Net unrealized appreciation of investments	2,627,441		70,080,006		13,725,927
Accumulated net realized gain (loss) on investments	324,782		18,709,987		(5,267,637)
Undistributed net investment income (Accumulated net investment loss)	60,290		55,208		(72,699)

Total Net Assets	$59,885,237		$317,990,244		$86,887,944

Shares Outstanding	5,585,801		18,855,200		12,045,514

Net Asset Value Per Share, $0.001 Par Value, Unlimited Shares Authorized:
(Net Assets/Shares Outstanding)	$10.72		$16.86		$7.21

Offering Price Per Share(2)	$11.11	(3)	$17.65	(4)	$7.55	(4)

Redemption Proceeds Per Share(2)	$10.61	(5)	$16.69	(5)	$7.14	(5)

Investments, at identified cost	$57,265,792		$247,243,402		$73,069,666

(1)	Includes $ 1,314,897 of investments in affiliated issurer (Note 5).
(2)	See “What Do Shares Cost?” in the Prospectus.
(3)	Computation of offering price: 100/96.5 of net asset value.
(4)	Computation of offering price: 100/95.5 of net asset value.
(5)	Computation of redemption price: 99/100 of net asset value.

See Notes which are an integral part of the Financial Statements

Semi-Annual Report

SOUTHTRUST FUNDS

STATEMENTS OF OPERATIONS

Six Months Ended October 31, 2004 (Unaudited)

	U.S.Treasury Money Market Fund	Income Fund	Bond Fund
Investment Income:
Interest	$7,982,521	$1,538,796	$3,309,303	(1)(2)

Expenses:
Investment adviser fee (Note 5)	3,172,477	260,956	408,251
Administrative personnel and services fee (Note 5)	598,227	41,045	64,219
Custodian fees (Note 5)	44,327	4,349	6,804
Transfer and dividend disbursing agent fees and expenses (Note 5)	16,091	15,501	17,311
Trustees’ fees	35,424	3,179	2,820
Auditing fees	7,538	7,844	8,883
Legal fees	3,832	3,149	3,302
Portfolio accounting fees	192,811	19,748	27,045
Shareholder services fee (Note 5)	1,586,238	108,731	170,105
Share registration costs	18,424	9,945	10,813
Printing and postage	19,796	6,535	6,970
Insurance premiums	24,035	5,041	6,300
Miscellaneous	21,171	7,762	8,811

Total expenses	5,740,391	493,785	741,634

Waivers (Note 5)—
Waiver of investment adviser fee	(888,293)	(113,081)	—
Waiver of shareholder services fee	(1,268,991)	(86,985)	(136,084)

Total waivers	(2,157,284)	(200,066)	(136,084)

Net expenses	3,583,107	293,719	605,550

Net investment income	4,399,414	1,245,077	2,703,753

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments	—	(141,983)	(110,297)
Change in unrealized appreciation (depreciation) of investments	—	116,109	1,541,353

Net realized and unrealized gain (loss) on investments	—	(25,874)	1,431,056

Change in net assets resulting from operations	$4,399,414	$1,219,203	$4,134,809

(1)	Net of foreign taxes withheld of $314.
(2)	Includes income on securities loaned of $6,850.

See Notes which are an integral part of the Financial Statements

Semi-Annual Report

SOUTHTRUST FUNDS

STATEMENTS OF OPERATIONS

Six Months Ended October 31, 2004 (Unaudited)

	Alabama Tax-Free Income Fund	Value Fund	Growth Fund
Investment Income:
Dividends	$6,392 (1)	$2,167,591 (2)	$429,437 (3)
Interest	1,201,866	59,569	1,870

Total income	1,208,258	2,227,160	431,307

Expenses:
Investment adviser fee (Note 5)	180,823	1,187,716	327,043
Administrative personnel and services fee (Note 5)	28,448	149,448	41,147
Custodian fees (Note 5)	3,014	15,836	4,361
Transfer and dividend disbursing agent fees and expenses (Note 5)	13,833	21,142	25,460
Trustees’ fees	2,545	8,341	3,018
Auditing fees	7,222	7,433	6,802
Legal fees	2,732	3,002	2,821
Portfolio accounting fees	15,269	49,162	14,682
Shareholder services fee (Note 5)	75,343	395,905	109,014
Share registration costs	11,283	14,593	11,900
Printing and postage	2,945	11,697	14,094
Insurance premiums	4,945	8,537	4,608
Miscellaneous	8,123	9,647	7,057

Total expenses	356,525	1,882,459	572,007

Waivers (Note 5)—
Waiver of investment adviser fee	(105,480)	—	—
Waiver of shareholder services fee	(60,274)	(316,724)	(74,130)

Total waivers	(165,754)	(316,724)	(74,130)

Net expenses	190,771	1,565,735	497,877

Net investment income (loss)	1,017,487	661,425	(66,570)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	175,884	21,394,483	13,770
Change in unrealized appreciation (depreciation) of investments	751,881	(7,320,382)	757,978

Net realized and unrealized gain on investments	927,765	14,074,101	771,748

Change in net assets resulting from operations	$1,945,252	$14,735,526	$705,178

(1)	Received from affiliated issuer (Note 5).
(2)	Net of foreign taxes withheld of $19,165.
(3)	Net of foreign taxes withheld of $1,520.

See Notes which are an integral part of the Financial Statements

Semi-Annual Report

SOUTHTRUST FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	U.S.Treasury Money Market Fund		Income Fund
	Six Months Ended (unaudited) October 31, 2004	Year Ended April 30, 2004	Six Months Ended (unaudited) October 31, 2004	Year Ended April 30, 2004
Increase (Decrease) in Net Assets Operations—
Net investment income	$4,399,414	$5,571,012	$1,245,077	$2,467,096
Net realized gain (loss) on investments	—	—	(141,983)	732,615
Net change in unrealized appreciation(depreciation) of investments	—	—	116,109	(2,288,145)

Change in net assets resulting from operations	4,399,414	5,571,012	1,219,203	911,566

Distributions to Shareholders—
Distributions from net investment income	(4,411,397)	(5,567,887)	(1,576,184)	(3,340,849)

Share Transactions—
Proceeds from sale of shares	1,160,877,216	3,229,834,547	9,451,745	24,697,738
Net asset value of shares issued to shareholders in payment of distributions declared	1,413,568	1,934,848	327,478	667,537
Cost of shares redeemed	(1,506,090,115)	(2,846,537,028)	(10,549,706)	(17,529,684)

Change in net assets resulting from share transactions	(343,799,331)	385,232,367	(770,483)	7,835,591

Change in net assets	(343,811,314)	385,235,492	(1,127,464)	5,406,308
Net Assets:
Beginning of period	1,535,377,022	1,150,141,530	88,764,355	83,358,047

End of period	$1,191,565,708	$1,535,377,022	$87,636,891	$88,764,355

Undistributed (distributions in excess of) net investment income included in net assets at the end of period	$(8,109)	$3,874	$(295,623)	$35,484

See Notes which are an integral part of the Financial Statements

Semi-Annual Report

SOUTHTRUST FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

(Continued)

	Bond Fund		Alabama Tax-Free Income Fund
	Six Months Ended (unaudited) October 31, 2004	Year Ended April 30, 2004	Six Months Ended (unaudited) October 31, 2004	Year Ended April 30, 2004
Increase (Decrease) in Net Assets Operations—
Net investment income	$2,703,753	$5,900,392	$1,017,487	$2,110,217
Net realized gain (loss) on investments	(110,297)	2,415,024	175,884	188,499
Net change in unrealized appreciation(depreciation) of investments	1,541,353	(7,056,284)	751,881	(1,431,662)

Change in net assets resulting from operations	4,134,809	1,259,132	1,945,252	867,054

Distributions to Shareholders—
Distributions from net investment income	(2,876,203)	(6,628,685)	(1,024,774)	(2,115,198)
Distributions from net realized gain on investment transactions	—	—	—	(325,406)

Change in net assets from distributions to shareholders	(2,876,203)	(6,628,685)	(1,024,774)	(2,440,604)

Share Transactions—
Proceeds from sale of shares	6,565,775	14,612,774	2,204,879	13,584,028
Net asset value of shares issued to shareholders in payment of distributions declared	726,729	1,895,282	185,858	726,690
Cost of shares redeemed	(8,882,941)	(24,216,101)	(4,212,992)	(7,889,712)

Change in net assets resulting from share transactions	(1,590,437)	(7,708,045)	(1,822,255)	6,421,006

Change in net assets	(331,831)	(13,077,598)	(901,777)	4,847,456
Net Assets:
Beginning of period	135,947,877	149,025,475	60,787,014	55,939,558

End of period	$135,616,046	$135,947,877	$59,885,237	$60,787,014

Undistributed (distributions in excess of) net investment income included in net assets at the end of period	$(70,964)	$101,486	$60,290	$67,577

See Notes which are an integral part of the Financial Statements

Semi-Annual Report

SOUTHTRUST FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Value Fund		Growth Fund
	Six Months Ended (unaudited) October 31, 2004	Year Ended April 30, 2004	Six Months Ended (unaudited) October 31, 2004	Year Ended April 30, 2004
Increase (Decrease) in Net Assets Operations—
Net investment income (loss)	$661,425	$1,583,570	$(66,570)	$(63,967)
Net realized gain on investments	21,394,483	14,232,711	13,770	2,619,419
Net change in unrealized appreciation (depreciation) of investments	(7,320,382)	61,893,352	757,978	8,476,006

Change in net assets resulting from operations	14,735,526	77,709,633	705,178	11,031,458

Distributions to Shareholders—
Distributions from net investment income	(862,379)	(1,443,201)	—	—
Share Transactions—
Proceeds from sale of shares	11,765,533	30,745,421	6,077,816	19,323,876
Net asset value of shares issued to shareholders in payment of distributions declared	585,637	977,996	—	—
Cost of shares redeemed	(22,162,916)	(44,445,629)	(6,206,482)	(13,359,642)

Change in net assets resulting from share transactions	(9,811,746)	(12,722,212)	(128,666)	5,964,234

Change in net assets	4,061,401	63,544,220	576,512	16,995,692
Net Assets:
Beginning of period	313,928,843	250,384,623	86,311,432	69,315,740

End of period	$317,990,244	$313,928,843	$86,887,944	$86,311,432

Undistributed (distributions in excess of) net investment income (Accumulated net investment loss) included in net assets at the end of period	$55,208	$256,162	$(72,699)	$(6,129)

See Notes which are an integral part of the Financial Statements

Semi-Annual Report

SOUTHTRUST FUNDS

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

Year Ended April 30,	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss) on investments		Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investments
U.S. Treasury Money Market Fund
2000	$1.00	0.048		—		0.048	(0.048)	—
2001	$1.00	0.055		—		0.055	(0.055)	—
2002(3)	$1.00	0.024		—		0.024	(0.024)	—
2003	$1.00	0.010		—		0.010	(0.010)	—
2004	$1.00	0.005		—		0.005	(0.005)	—
2004(4)	$1.00	0.004		—		0.004	(0.004)	—
Income Fund
2000	$9.78	0.58		(0.37)		0.21	(0.58)	—
2001	$9.41	0.57		0.31		0.88	(0.57)	—
2002(3)	$9.72	0.53	(6)	(0.13	)(6)	0.40	(0.50)	—
2003	$9.62	0.44		0.23		0.67	(0.44)	—
2004	$9.85	0.37		(0.27)		0.10	(0.37)	—
2004(4)	$9.58	0.17	(5)	(0.04)		0.13	(0.17)	—
Bond Fund
2000	$10.24	0.58		(0.57)		0.01	(0.58)	—
2001	$9.67	0.57		0.42		0.99	(0.58)	—
2002(3)	$10.08	0.55	(6)	(0.13	)(6)	0.42	(0.54)	—
2003	$9.96	0.51		0.58		1.09	(0.51)	—
2004	$10.54	0.49		(0.40)		0.09	(0.49)	—
2004(4)	$10.14	0.20		0.12		0.32	(0.22)	—
Alabama Tax-Free Income Fund
2000(7)	$10.00	0.29		(0.14)		0.15	(0.28)	—
2001	$9.87	0.43		0.47		0.90	(0.42)	—
2002(3)	$10.35	0.40	(6)	0.26	(6)	0.66	(0.42)	(0.05)
2003	$10.54	0.40		0.48		0.88	(0.41)	(0.19)
2004	$10.82	0.37		(0.20)		0.17	(0.37)	(0.06)
2004(4)	$10.56	0.18		0.16		0.34	(0.18)	—
Value Fund
2000	$17.90	0.06		0.63		0.69	(0.06)	(1.56)
2001	$16.97	0.09		1.75		1.84	(0.09)	(1.68)
2002(3)	$17.04	0.08		(1.45)		(1.37)	(0.07)	(0.31)
2003	$15.29	0.09		(2.93)		(2.84)	(0.09)	(0.06)
2004	$12.30	0.08		3.83		3.91	(0.07)	—
2004(4)	$16.14	0.03	(4)	0.74		0.77	(0.05)	—
Growth Fund
2000(7)	$10.00	—		0.65		0.65	—	(0.25)
2001	$10.40	(0.00	)(9)	(1.30)		(1.30)	—	(0.71)
2002(3)	$8.39	(0.00	)(9)	(1.51)		(1.51)	—	—
2003	$6.88	(0.00	)(9)	(0.68)		(0.68)	—	—
2004	$6.20	(0.00	)(9)	0.95		0.95	—	—
2004(4)	$7.15	(0.01)		0.07		0.06	—	—

See Notes which are an integral part of the Financial Statements

Semi-Annual Report

SOUTHTRUST FUNDS

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

			Ratios to average net assets
Total distributions	Net asset value, end of period	Total return(1)	Expenses		Net investment income (loss)		Expense waivers/ reimburse- ments(2)		Net assets, end of period (000 omitted)	Portfolio turnover rate

(0.048)	$1.00	4.91%	0.49%		4.82%		0.40%		$852,783	—
(0.550)	$1.00	5.68%	0.50%		5.50%		0.39%		$1,141,487	—
(0.024)	$1.00	2.38%	0.51%		2.33%		0.38%		$1,237,926	—
(0.010)	$1.00	0.98%	0.56%		0.99%		0.34%		$1,150,142	—
(0.005)	$1.00	0.46%	0.57%		0.46%		0.34%		$1,535,377	—
(0.004)	$1.00	0.36%	0.56	%(8)	0.69	%(8)	0.34	%(8)	$1,191,566	—

(0.58)	$9.41	2.25%	0.64%		6.13%		0.57%		$64,262	85%
(0.57)	$9.72	9.58%	0.70%		5.91%		0.56%		$69,728	55%
(0.50)	$9.62	4.17%	0.68%		4.77	%(6)	0.53%		$72,863	69%
(0.44)	$9.85	7.11%	0.66%		3.92%		0.46%		$83,358	52%
(0.37)	$9.58	1.06%	0.67%		2.83%		0.46%		$88,764	71%
(0.17)	$9.54	1.42%	0.68	%(8)	2.86	%(8)	0.46	%(8)	$87,637	4%

(0.58)	$9.67	0.15%	0.84%		5.88%		0.22%		$113,381	76%
(0.58)	$10.08	10.47%	0.89%		5.80%		0.20%		$140,549	80%
(0.54)	$9.96	4.18%	0.87%		5.07	%(6)	0.20%		$144,180	114%
(0.51)	$10.54	11.23%	0.87%		4.66%		0.20%		$149,025	34%
(0.49)	$10.14	0.80%	0.88%		4.14%		0.20%		$135,948	43%
(0.22)	$10.24	3.16%	0.89	%(8)	3.97	%(8)	0.20	%(8)	$135,616	2%

(0.28)	$9.87	1.47%	0.65	%(8)	4.17	%(8)	0.60	%(8)	$52,766	33%
(0.42)	$10.35	9.27%	0.63%		4.19%		0.60%		$52,546	14%
(0.47)	$10.54	6.44%	0.64%		3.96	%(6)	0.58%		$55,456	50%
(0.60)	$10.82	8.53%	0.61%		3.67%		0.55%		$55,940	24%
(0.43)	$10.56	1.55%	0.63%		3.44%		0.55%		$60,787	11%
(0.18)	$10.72	3.27%	0.63	%(8)	3.38	%(8)	0.55	%(8)	$59,885	11%

(1.62)	$16.97	4.26%	0.94%		0.37%		0.22%		$329,419	45%
(1.77)	$17.04	12.12%	0.98%		0.53%		0.20%		$345,656	54%
(0.38)	$15.29	(8.04)%	0.98%		0.49%		0.20%		$325,965	43%
(0.15)	$12.30	(18.50)%	0.99%		0.74%		0.20%		$250,385	37%
(0.07)	$16.14	31.87%	0.99%		0.54%		0.20%		$313,929	33%
(0.05)	$16.86	4.74%	0.99	%(8)	0.42	%(8)	0.20	%(8)	$317,990	16%

(0.25)	$10.40	6.54%	1.15	%(8)	(0.01	)%(8)	0.20	%(8)	$86,367	28%
(0.71)	$8.39	(12.68)%	1.08%		(0.10)%		0.20%		$90,536	19%
—	$6.88	(18.00)%	1.13%		(0.19)%		0.19%		$71,904	27%
—	$6.20	(9.88)%	1.19%		(0.07)%		0.17%		$69,316	20%
—	$7.15	15.32%	1.16%		(0.08)%		0.17%		$86,311	19%
—	$7.21	0.84%	1.14	%(8)	(0.15	)%(8)	0.17	%(8)	$86,888	11%

See Notes which are an integral part of the Financial Statements

Semi-Annual Report

SOUTHTRUST FUNDS

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

(1)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
(2)	This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios.
(3)	Beginning with the year ended April 30, 2002, the Funds were audited by KPMG LLP. Each of the previous periods was audited by other auditors.

(4)   For the six-months ended October 31, 2004.

(5)   Based on average shares.

(6)	Effective May 1, 2001, the Company adopted the provisions of the American Institute of Certified Public Accountants (“AICPA”) Audit and Accounting Guide for Investment Companies and began accreting/amortizing market discounts/premiums on long term debt securities for the Alabama Tax-Free Income Fund, Income Fund and Bond Fund.

The effect of this change for the year ended April 30, 2002 resulted in the following adjustments:

	Net investment income per share	Net realized and unrealized gain/loss per share	Ratio of net investment income to average net assets
Income Fund	$(0.03)	$0.03	(0.32)%
Bond Fund	$(0.02)	$0.02	(0.24)%
Alabama Tax-Free Income Fund	$0.01	$(0.01)	0.01%

Per share, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

(7)	Reflects operations for the period from August 20, 1999 (date of initial public investment) to April 30, 2000.

(8)   Computed on an annualized basis.

(9)   Per share amount is less than $(0.01).

See Notes which are an integral part of the Financial Statements

Semi-Annual Report

SOUTHTRUST FUNDS

COMBINED NOTES TO FINANCIAL STATEMENTS

October 31, 2004 (Unaudited)

(1)  Organization

SouthTrust Funds (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Company consists of six portfolios (individually referred to as the “Fund”, or collectively as the “Funds”) which are presented herein:

Portfolio Name	Diversification	Investment Objective
U.S. Treasury Money Market Fund (U.S. Treasury)	Diversified	To provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.
Income Fund (Income)	Diversified	To provide current income.
Bond Fund (Bond)	Diversified	To provide a level of total return consistent with a portfolio of high-quality debt securities.
Alabama Tax-Free Income Fund (Alabama Tax-Free Income)	Non-diversified	To provide current income exempt from federal income tax and the income tax imposed by the State of Alabama.
Value Fund (Value)	Diversified	To provide long-term capital appreciation, with income a secondary consideration.
Growth Fund (Growth)	Diversified	To provide capital appreciation.

The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

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SOUTHTRUST FUNDS

COMBINED NOTES TO FINANCIAL STATEMENTS

October 31, 2004 (Unaudited)

(2)  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation—Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant. U.S. government securities are generally valued at the mean between the over-the-counter bid and asked prices as furnished by an independent pricing service. Listed corporate bonds (other fixed income and asset-backed securities) and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. For U.S. Treasury, the use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act. For fluctuating net asset value Funds within the Company, short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities purchased with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the “Trustees”).

Repurchase Agreements—It is the policy of the Company to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Company to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Company will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Company’s adviser to be creditworthy pursuant to the

Semi-Annual Report

SOUTHTRUST FUNDS

COMBINED NOTES TO FINANCIAL STATEMENTS

October 31, 2004 (Unaudited)

guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Company could receive less than the repurchase price on the sale of collateral securities.

Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty.

Investment Income, Expenses and Distributions—Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization/Paydown Gains and Losses—All premiums and discounts on fixed income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes—It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions—The Company may engage in when-issued or delayed delivery transactions. The Company records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Securities Lending—Under guidelines adopted by the Trustees, each Fund may lend portfolio securities to brokers/dealers and other financial

Semi-Annual Report

SOUTHTRUST FUNDS

COMBINED NOTES TO FINANCIAL STATEMENTS

October 31, 2004 (Unaudited)

organizations in order to generate additional income. Loans of portfolio securities by a Fund will be collateralized by cash, letters of credit or U.S. government securities which are maintained at 102% of the current market value of the loaned securities.

Collateral is either held as cash or reinvested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates) and money market funds. Cash collateral is held in a segregated account. The Fund returns a portion of the interest on any cash received as collateral and continues to receive interest or dividends on securities loaned. Included in Bond Fund’s interest income is $6,850 attributable to income earned on securities lending transactions.

Loans will be made to firms deemed by the Company’s adviser to be of good financial standing and will not be made unless, in the judgement of the Company’s adviser, the consideration to be earned from such loans would justify the risk. The risks associated with lending portfolio securities consist of possible decline in value of collateral, possible delays receiving additional collateral or in the recovery of the loaned securities or expenses from enforcing the Fund’s rights should the borrower of the securities fail financially.

At October 31, 2004, there were no securities on loan.

Restricted Securities—Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Other—Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Semi-Annual Report

SOUTHTRUST FUNDS

COMBINED NOTES TO FINANCIAL STATEMENTS

October 31, 2004 (Unaudited)

(3)  Shares of Beneficial Interest

The following table summarizes share activity:

	U.S. Treasury		Income
	Six Months Ended October 31, 2004	Year Ended April 30, 2004	Six Months Ended October 31, 2004	Year Ended April 30, 2004
Shares sold	1,160,877,216	3,229,834,547	990,651	2,531,373
Shares issued to shareholders in payment of distributions declared	1,413,568	1,934,848	34,388	68,547
Shares redeemed	(1,506,090,115)	(2,846,537,028)	(1,107,092)	(1,799,454)

Net change resulting from share transactions	(343,799,331)	385,232,367	(82,053)	800,466

	Bond		Alabama Tax-Free Income
	Six Months Ended October 31, 2004	Year Ended April 30, 2004	Six Months Ended October 31, 2004	Year Ended April 30, 2004
Shares sold	650,718	1,399,737	208,078	1,254,732
Shares issued to shareholders in payment of distributions declared	71,849	182,403	17,554	67,427
Shares redeemed	(879,696)	(2,322,072)	(398,832)	(731,748)

Net change resulting from share transactions	(157,129)	(739,932)	(173,200)	590,411

	Value		Growth
	Six Months Ended October 31, 2004	Year Ended April 30, 2004	Six Months Ended October 31, 2004	Year Ended April 30, 2004
Shares sold	717,486	2,063,016	849,724	2,820,973
Shares issued to shareholders in payment of distributions declared	35,236	66,683	—	—
Shares redeemed	(1,350,559)	(3,026,690)	(868,797)	(1,939,853)

Net change resulting from share transactions	(597,837)	(896,991)	(19,073)	881,120

Semi-Annual Report

SOUTHTRUST FUNDS

COMBINED NOTES TO FINANCIAL STATEMENTS

October 31, 2004 (Unaudited)

(4)  Federal Tax Information

The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable to differing treatments for discount accretion/premium amortization on debt securities.

For federal income tax purposes, the following amounts apply as of October 31, 2004.

Fund	Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
U.S. Treasury	$1,191,361,634	$—	$—	$—
Income	86,982,743	677,717	1,010,780	(333,063)
Bond	128,722,245	5,297,409	346,217	4,951,192
Alabama Tax-Free Income	57,264,339	2,672,562	43,668	2,628,894
Value	247,243,402	72,210,549	2,130,543	70,080,006
Growth	73,069,666	18,298,600	4,572,673	13,725,927

At April 30, 2004, the Funds had capital loss carryforwards which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

Fund	2005	2006	2008	2009	2010	2011	Total
Income	$732,420	$73,422	$280,958	$591,780	$—	$959,410	$2,637,990
Bond	—	—	—	—	—	3,066,335	3,066,335
Value	—	—	—	—	—	2,684,498	2,684,498
Growth	—	—	—	174,324	1,454,431	3,413,070	5,041,825

(5)  Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee—SouthTrust Investment Advisors, the Company’s investment adviser (the “Adviser”), receives for its services an annual investment adviser fee based on a percentage of each Fund’s average daily net assets as shown below. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Semi-Annual Report

SOUTHTRUST FUNDS

COMBINED NOTES TO FINANCIAL STATEMENTS

October 31, 2004 (Unaudited)

Fund	Annual Rate
U.S. Treasury	0.50%
Income	0.60%
Bond	0.60%
Alabama Tax-Free Income	0.60%
Value	0.75%
Growth	0.75%

Administrative Fee—Federated Services Company (“FServ”), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FServ is based on the aggregate daily net assets of the Funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $50,000 per portfolio.

FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee—The Company has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act on behalf of Income, Alabama Tax-Free Income and Growth. Under the terms of the Plan, the Funds will compensate Federated Securities Corp., (FSC), the principal distributor, from the net assets of the Funds to finance activities intended to result in the sale of the Funds’ shares. The Plan provides that the Funds may incur distribution expenses according to the following schedule annually, to compensate FSC.

Semi-Annual Report

SOUTHTRUST FUNDS

COMBINED NOTES TO FINANCIAL STATEMENTS

October 31, 2004 (Unaudited)

Fund	Percentage of the Average Daily Net Assets of Fund
Income	0.25%
Alabama Tax-Free Income	0.25%
Growth	0.25%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

During the six months ended October 31, 2004, none of the above mentioned Funds incurred a distribution services fee.

Sales Charges—For the six months ended October 31, 2004, FSC retained the amounts listed in the chart below for sales charges from the sale of Fund shares.

Fund	Sales Charges from Fund Shares
Income	$403
Bond	94
Alabama Tax-Free Income	42
Value	866
Growth	835

See “What Do Shares Cost ?” in the Prospectus.

Shareholder Services Fee—Under the terms of a Shareholder Services Agreement with the Adviser, the Funds will pay the Adviser up to 0.25% of average daily net assets of the Funds for the period. The fee paid to the Adviser is used to finance certain services for shareholders and to maintain shareholder accounts. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Custodian Fee—SouthTrust Bank is the Funds’ custodian for which it receives a fee. The fee is based on the level of each Fund’s average daily net assets for the reporting period, plus out-of-pocket expenses.

Semi-Annual Report

SOUTHTRUST FUNDS

COMBINED NOTES TO FINANCIAL STATEMENTS

October 31, 2004 (Unaudited)

Transfer and Dividend Disbursing Agent Fees and Expenses—Prior to July 1, 2004, FServ, through its subsidiary Federated Shareholder Services Company (FSSC), served as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. For the six months ended October 31, 2004, the fees paid to FSSC, after any voluntary waivers, if applicable are listed below.

Fund
U.S. Treasury Money	$5,005
Income	4,755
Bond	6,092
Alabama Tax-Free Income	4,570
Value	7,085
Growth	8,377

Deferred Compensation Plan—The Company’s Trustees may participate in the Company’s Deferred Compensation Plan for Trustees. Participants in the plan may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Company and represent an unfunded obligation of the Company. The value of amounts deferred for a participant is determined by reference to the change in value of shares of one or more of the Funds as specified by the participant. The Company invests the deferred amount in the Funds specified by the participant and is reflected in other assets on the Statement of Assets and Liabilities.

Semi-Annual Report

SOUTHTRUST FUNDS

COMBINED NOTES TO FINANCIAL STATEMENTS

October 31, 2004 (Unaudited)

Other Affiliated Parties and Transactions—Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in certain affiliated money market funds which are distributed by an affiliate of the Funds’ distributor. Income distributions earned by the Fund are recorded as income in the accompanying financial statements as follows:

Fund	Affiliated Fund Name	Income from Affiliated Issuer
Alabama Tax-Free Income	Alabama Municipal Cash Trust	$6,392

General—Certain of the Officers of the Company are Officers and Directors or Trustees of the above companies.

(6)  Investment Transactions

Purchases and sales of investments, excluding long-term U.S government securities and short-term obligations (and in-kind contributions), for the six months ended October 31, 2004, were as follows:

Fund	Purchases	Sales
Income	$ 3,500,779	$ 4,294,810
Bond	4,825,246	2,746,271
Alabama Tax-Free Income	6,231,460	7,950,673
Value	47,703,627	61,626,650
Growth	9,133,746	9,293,799

(7)  Concentration of Credit Risk

Since Alabama Tax-Free Income invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2004, 56.8% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 27.0% of total investments.

Semi-Annual Report

SOUTHTRUST FUNDS

COMBINED NOTES TO FINANCIAL STATEMENTS

October 31, 2004 (Unaudited)

(8)  Line of Credit

SouthTrust Funds, on behalf of its respective Funds (except for U.S. Treasury) entered into a $10,000,000 unsecured, committed revolving line of credit (“LOC”) agreement with State Street Bank & Trust Company. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% per annum over the Federal Funds Rate. The LOC includes a commitment fee of 0.10% per annum on the daily unused portion. The Funds did not utilize the LOC during the six months ended October 31, 2004.

Semi-Annual Report

No Bank Guarantee	Not FDIC Insured	May Lose Value

Semi-Annual Report

1

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceeded or accompanied by the Fund’s prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-843-8618. This information is also available from the EDGAR database on the SEC’s Internet site at http://www.sec.gov.

Cusip 844734103
No Bank Guarantee	Not FDIC Insured	May Lose Value	Cusip 844734400
Cusip 844734202
Cusip 844734608
Investment Adviser: SouthTrust Investment Advisors			Cusip 844734301
Distributor: Federated Securities Corp.			Cusip 844734509
3110408 (12/04)

Semi-Annual Report

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Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management Investment
            Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as  defined  in rule  30a-3(d)  under the Act)  during the last fiscal half year (the  registrant's  second fiscal half year in the case of an annual report) that have materially  affected,  or are reasonably likely to materially  affect,  the  registrant's  internal  control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  SouthTrust Funds

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        December 22, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ Charles L. Davis, Jr., Principal Executive Officer
Date        December 22, 2004

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        December 22, 2004